Information by Geographic Area - Summary of Physical Location of Property, Plant and Equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of property plant and equipment reported based on physical location of assets [line items]
Property, plant and equipment	€ 1,517	€ 1,477	€ 1,255
United States [member]
Disclosure of property plant and equipment reported based on physical location of assets [line items]
Property, plant and equipment	681	729
France [member]
Disclosure of property plant and equipment reported based on physical location of assets [line items]
Property, plant and equipment	586	543
Germany [member]
Disclosure of property plant and equipment reported based on physical location of assets [line items]
Property, plant and equipment	156	134
Czech Republic [member]
Disclosure of property plant and equipment reported based on physical location of assets [line items]
Property, plant and equipment	65	45
Other countries [member]
Disclosure of property plant and equipment reported based on physical location of assets [line items]
Property, plant and equipment	€ 29	€ 26